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Baker & McKenzie LLP One Prudential Plaza, Suite 3500 130 East Randolph Drive Chicago, Illinois 60601, USA Tel: +1 312 861 8000 Fax: +1 312 861 2899 chicago.information@bakernet.com www.bakernet.com

April 1, 2009	Christopher M. Bartoli
Tel: +1 312 861 8676
christopher.m.bartoli@bakernet.com
Division of Corporation Finance
Securities and Exchange Commission	Via EDGAR
100 F Street, North East
Washington D.C.
Attn: John Reynolds, Assistant Director

RE:	SEC Response Letter to Footstar, Inc. Schedule 14A File No. 001-11681 Filed March 6, 2009
Dear Mr. Reynolds:
On behalf of our client, Footstar, Inc., a Delaware corporation (the “Company”), we submit the following responses to the comments of the Staff of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”) as set forth in your letter dated March 27, 2009 (the “Comment Letter”), addressed to Jonathan Couchman, Chief Executive Officer of the Company, relating to the preliminary Schedule 14A filed by the Company on March 6, 2009 (the “Preliminary Proxy Statement”). Set forth below are the Staff’s comments, indicated in bold italics, followed by the responses thereto by the Company.
In addition, we hereby submit via EDGAR transmission the revised Preliminary Proxy Statement, with changes addressing the Staff’s comments as well as certain other changes. In order to expedite the Staff’s review, we have delivered separately to Jay Williamson a courtesy copy, marked to show changes from originally filed Preliminary Proxy Statement.
General
1.	It appears from the disclosure on pages F-17 and F-18 your Form 10-K filed on March 9, 2009 that the assets held for sale by consist of the building and improvements, as well as the 21-acre land plot located in Mahwah, New Jersey. With a view to disclosure, please confirm whether our understanding is correct that these are the only significant assets you have remaining to sell as a part of the liquidation.

Response

The Staff’s understanding is correct that the Mahwah, New Jersey headquarters building, improvements and 21 acres of underlying land (the “Mahwah Real Estate”) is the Company’s principal remaining non-cash asset. In the revised Preliminary Proxy Statement, the Company has clarified that the principal remaining non-cash asset of the Company consists of the Mahwah Real Estate.
Baker & McKenzie LLP is a member of Baker & McKenzie International, a Swiss Verein.

Questions and Answers About the Meeting and Related Matters, page 1
2.	We note the statement in the second to last paragraph on page ii that you “anticipate that [you] will begin making distributions of liquidation proceeds to shareholders within three to six months (or sooner) from the time [you] file [y]our certificate of dissolution.” Please revise here and “What happens to my shares of common stock after the Dissolution” on page four to clarify the timing and process of the share cancellation and cash distribution processes. It is unclear what factors will determine the timing of cancellation and distributions; and it is unclear, for example, if the right to distributions or other shareholder rights would continue after you file a certificate of dissolution. Please revise accordingly.

Response

In the revised Preliminary Proxy Statement on pages ii and 4 and in certain other places, the Company has clarified the following:

Shares of the Company’s common stock will remain outstanding following the filing of its certificate of dissolution. From and after the date specified by the Board of Directors for the effectiveness of the certificate of dissolution, and subject to applicable law, each holder of common stock will have the right to receive liquidation distributions pursuant to and in accordance with the plan of dissolution until the final liquidation distribution is made. The final liquidation distribution under the plan of dissolution will be in complete cancellation of all of the outstanding shares of the Company’s common stock. The primary factors determining the timing of such liquidation distributions include the timing of the sale of the Mahwah Real Estate and the determination by the Board of Directors that all or any portion of the contingency reserve is no longer required.
Listing and Trading of Our Common Stock; Termination of Reporting Requirements, page 22
3.	We note the statement on pages iii, 6, and elsewhere that you will be in existence for three years (or up to ten years if the Company elects to comply with Section 281(b) of the Delaware General Corporation Law) after the dissolution. We further note that on page 10 you disclose that you may seek relief from certain reporting requirements. Please tell us the basis for such relief.

Response

The Company notes that the Staff has consistently granted relief to public reporting companies that, following the filing of a certificate of dissolution, have sought relief from their reporting obligations, other than the filing of current reports on Form 8-K to report material events, in order to reduce expenses and thereby maximize value to be paid to their shareholders in the form of liquidation distributions.[1]

[1]	See SEC No-Action Letters to: Cygnus, Inc. dated March 27, 2006; Genesee Corporation dated December 5, 2007; JG Industries, Inc. dated June 18, 2001; Secom General Corporation dated March 21, 2001; Ross Technology, Inc. dated March 30, 1999; Luminall Paints, Inc. dated April 12, 1996; Damon Group dated August 17, 1992.

April 1, 2009	Page 2

In SEC Release No. 34-9660 (June 30, 1972), the Commission staff cited Rule 12b-21 promulgated under the Exchange Act and the instructions to Forms 10-K, 10-Q and 8-K as authority for granting relief from the reporting provisions of the Exchange Act upon request by the issuer. The Commission Staff stated that such relief may be granted where gathering the information is “unreasonably expensive or would take unreasonable effort to obtain.” The Commission Staff further found that there may be unreasonable effort or expense if the benefits which might be derived by the shareholders of the issuer from the filing of the information are outweighed significantly by the cost to the issuer of obtaining the information (e.g., where a company had ceased, or severely curtailed its operations, it might be unreasonable to require it to undergo the expense of obtaining the opinion on an independent auditor on its financial statements).

In the March 27, 2006 response of the Division of Corporation Finance (the “Division”) letter to Cygnus, Inc., the Division granted relief from reporting obligations under Section 13(a) and 15(d) of the Exchange Act where the company had described that it had dissolved and had no operations, minimal assets, and was in the process of winding up its operations. In granting such relief, the Division particularly noted the following:
•	the stockholders had approved and adopted the plan of dissolution;

•	the company would file reports on 8-K to disclose any material events relating to its winding up and dissolution, including the amounts of any liquidation distributions, payments and expenses;

•	the company would file a final report on Form 8-K at the time the dissolution was complete;

•	the company was current and timely in its reporting obligations under the Exchange Act;

•	the company had filed its certificate of dissolution with the Delaware Secretary of State and such dissolution was effective;

•	there was no trading of the company’s securities; and

•	the company’s transfer agent had closed the company’s stock transfer books and discontinued recording transfers of the company’s stock.
In light of the no-action letters and guidance cited above, the Company believes that, subject to the Division’s concurrence, it may also qualify for relief from the reporting obligations under Section 13(a) and 15(d) of the Exchange Act. The Company plans to hold a shareholders’ meeting on May 5, 2009 to vote to approve the Company’s plan of dissolution. If the plan of dissolution is approved by its shareholders, the Company intends to immediately file a certificate of dissolution with the Delaware Secretary of State. Immediately thereafter, the Company intends to seek no-action relief from the Division from its reporting obligations under the Exchange Act. The Company currently has an obligation to file its Form 10-Q for the period ending March 31, 2009, by no later than May 15, 2009. In order to further reduce its headcount and expenses related to its reporting obligations, and to

April 1, 2009	Page 3

preserve additional assets for distribution to its shareholders, the Company would like to discuss with the Staff, including Staff with the Office of Chief Counsel, whether the Company would be able to obtain, on an expedited basis immediately following the submission of its no-action request, relief from the Division from the Company’s reporting obligations, including its obligation to file its Form 10-Q for the first quarter of 2009 (the Company would continue to file current reports on Form 8-K to report material events). The Company notes that Cygnus, Inc. and Genesee Corporation (each cited above), were able to obtain relief from the Staff from their reporting obligations within three days and one day, respectively, of submission of their no-action requests.

4.	Please revise the description of your plans and intentions with regard to Exchange Act reporting obligations to indicate what information, if any, will be provided to shareholders following dissolution but prior to your last liquidation payment.

Response

See the response to Comment (3) above. In the revised Preliminary Proxy Statement, the Company has clarified that while it currently complies with the applicable reporting requirements of the Exchange Act, in order to curtail expenses after filing its certificate of dissolution with the Delaware Secretary of State, the Company intends to seek relief from certain public company reporting requirements. The Company anticipates that, if it is pursues SEC reporting relief and such relief is granted by the Division, it will continue to file current reports on Form 8-K to disclose material events relating to its liquidation, along with any other reports that the SEC may require. The Company further discloses in the Preliminary Proxy Statement that it cannot offer any assurances as to when, if ever, the Commission may grant such relief or as to the actual savings that it may realize should such relief be granted.
On behalf of the Company, we acknowledge that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
If the Staff has any questions or comments with respect to the revised Preliminary Proxy Statement or this letter, please contact me at (312) 861-8676.
Sincerely,

/s/ Christopher M. Bartoli

Christopher M. Bartoli

April 1, 2009	Page 4

CC:	Jay Williamson, Securities and Exchange Commission
James Lopez, Securities and Exchange Commission
Jonathan Couchman, Footstar, Inc.
Maureen Richards, Footstar, Inc.
Scott Schlautman, Baker & McKenzie LLP

April 1, 2009	Page 5